Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 164,818	$ 206,210
Prepaid expenses and other current assets	16,703	14,184
Total current assets	521,545	511,628
Restricted cash	102,591	76,362
Total assets	7,613,234	7,367,444	$ 5,741,376
Current liabilities:
Accounts payable and accrued expenses	24,160	22,111
Shareholders’ equity:
Preferred shares	300,000	300,000
Common shares	599	595
Treasury shares	(337,551)	(158,459)
Additional paid-in capital	442,154	428,945
Accumulated other comprehensive income	147,350	9,750
Retained earnings	1,443,737	1,200,423
Total liabilities and shareholders' equity	7,613,234	7,367,444
Parent Company
Current assets:
Cash and cash equivalents	6,012	10,696
Prepaid expenses and other current assets	374	378
Due from affiliates, net	774	2,231
Total current assets	7,160	13,305
Restricted cash	95
Investments in subsidiaries	1,989,605	1,768,779
Total assets	1,996,860	1,782,084
Current liabilities:
Accounts payable and accrued expenses	571	830
Shareholders’ equity:
Preferred shares	300,000	300,000
Common shares	599	595
Treasury shares	(337,551)	(158,459)
Additional paid-in capital	442,154	428,945
Accumulated other comprehensive income	147,350	9,750
Retained earnings	1,443,737	1,200,423
Total shareholders' equity	1,996,289	1,781,254
Total liabilities and shareholders' equity	$ 1,996,860	$ 1,782,084